7. Right-of-Use Assets: Schedule of Right of Use Assets (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Details
Additions to right-of-use assets	$ 0	$ 63,360
Finance Lease, Right-of-Use Asset, Accumulated Amortization	34,320	2,640	$ 0
Depreciation on right-of-use assets	31,680	2,640	$ 0
Right-of-use assets	$ 29,040	$ 60,720